UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04450

__Franklin Templeton Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: _10/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

**Annual Report and Shareholder Letter**
October 31, 2016

# Templeton Global Currency Fund

*Formerly, Templeton Hard Currency Fund*

A SERIES OF FRANKLIN TEMPLETON GLOBAL TRUST

**Sign up for electronic delivery at franklintempleton.com/edelivery**

Contents

Annual Report
Templeton Global Currency Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and Statement of Investments	11
FinancialStatements	15
Notes to Financial Statements	18
Report of Independent Registered
Public Accounting Firm .	28
Board Members and Officers	29
Shareholder Information	34

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Templeton Global Currency Fund

This annual report for Templeton Global Currency Fund covers the fiscal year ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks total return through investments that create exposure to global currencies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities and investments that create exposure to currencies across developed, emerging and frontier markets, including debt obligations of any maturity, money market instruments, cash deposits and derivative instruments. The Fund invests at least 40% of its net assets in securities and other investments that create exposure to foreign currencies.

Performance Overview

The Fund’s Class A shares had a -2.38% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the J.P. Morgan (JPM) 3 Month Global Cash Index, which tracks total returns of short-term euro-currency deposits, had a -1.15% total return for the same period.1 The Fund typically does not attempt to directly match the composition of the index; thus the results are not directly comparable. The U.S. dollar appreciated 0.89% relative to its major trading partners during the period.2 In particular, the U.S. dollar gained 13.79% versus the Mexican peso and rose 0.77% versus the euro, while it lost 12.92% versus the Japanese yen.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. Federal Reserve (Fed) raised its policy rate by 25 basis points (0.25%) at its December 2015 meeting, marking the first increase in the federal funds rate since 2006 and the first non-zero rate policy since 2008. Despite the move toward tightening policy, the Federal Open Market Committee stressed that U.S. monetary policy would remain highly accommodative and that the pace of future increases would be gradual. Although bond yields initially shifted higher across much of Europe, Asia ex-Japan and Latin America in December, they subsequently declined during the first two months of 2016 as risk aversion returned and oil prices dropped below US$30 per barrel, while the U.S. dollar generally weakened against a number of global currencies.

Despite the return of market pessimism, we continued to believe that fears of global deflation were unwarranted and that markets were overestimating the extent to which lower headline inflation reflected structurally weaker global demand. Supply factors were the main driver behind falling energy and commodity prices, by our assessment, which in turn pushed headline inflation lower. These were short-term effects, and we viewed their disinflationary impact as a factor that should wane as commodity prices stabilize. The belief that inflation had become structurally lower appeared to lead some investors to take a complacent view on interest rates, yet markets remained in a vulnerable phase of the yield cycle, by our assessment. Underlying inflation in the U.S. was not adequately priced into bond yields during the period, in our view, and we were wary of the lack of inflation being priced into bond yields across the globe. We believed there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks.

Additionally, during January and February, markets appeared to regard emerging economies as being in near-crisis condition, reacting as if conditions were worse than the 2008 global financial crisis or the Asian financial crisis of 1997 and 1998.

1. Source: J.P. Morgan.
The index is unmanaged and includes reinvested distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Federal Reserve H.10 Report.
3. Source: FactSet.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 13.

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However, several emerging market economies were in far better shape, by our assessment, with larger foreign reserves and more diversified, growing economies. We were focused on a number of opportunities in emerging market currencies based on our conviction that the broad fears of a systemic crisis across the asset class were exaggerated. Over the final weeks of February, risk appetites returned and several local-currency markets rallied, creating a positive trend for global markets that largely carried into March and April.

In March, the Fed passed on raising the federal funds target rate and indicated that rate hikes would likely be more gradual than previously envisioned at the end of 2015, reducing the number of projected rate hikes for 2016 from four to two. The effect was an implicit easing of policy as yield expectations had already been priced in by the market, resulting in a subsequent decline in U.S. Treasury yields and weakening of the U.S. dollar. The adjustment in forward guidance was followed during the period by unchanged rates at each of the Fed’s meetings in April, June, July and September.

On June 23, the U.K. electorate voted to leave the European Union in the “Brexit” referendum, leading to a sharp escalation in risk aversion across global bond markets. Consequently, U.S. Treasury yields declined further, with the yield on the 10-year U.S. Treasury note reaching a low of 1.37% in early July on a global flight to quality. However, markets subsequently recovered in mid-July with notable rallies in a number of emerging market currencies and local-currency bonds. The yield on the 10-year U.S. Treasury note returned to a range around 1.55% in the second half of July, ultimately finishing the reporting period at 1.84%, after starting the period at 2.16%.

In the summer months of July and August, a number of emerging market currencies resumed rallies that had begun in the spring months but were temporarily sidetracked by market volatility after the “Brexit” referendum result. By October, U.S. dollar strength returned as U.S. Treasury yields rose sharply due to growing expectations for a December rate hike. Overall, for the full period, a number of emerging market currencies appreciated against the U.S. dollar, notably the Brazilian real, the Indonesian rupiah and the Malaysian ringgit, while others depreciated against the U.S. dollar, such as the Mexican peso and the South Korean won.

In developed markets, the Japanese yen strengthened considerably against the U.S. dollar, while the euro moderately depreciated after some intermittent periods of strengthening.

We believed the periods of yen and euro strength would prove temporary and we expected fundamentals to ultimately re-emerge in the currency valuations. Given U.S. labor market strength and underlying inflation pressures, we anticipated that the Fed would ultimately have to make a firmer commitment to rate hikes that would fortify the divergences in monetary policies between the easings of the European Central Bank and the Bank of Japan and the tightening of the Fed, resulting in a weakening of the euro and the yen against the dollar. Although the Fed did not hike rates during the period, conditions that would support a rate hike (full employment and rising inflation pressures) persisted, which we believed continued to support our longer term views for rising U.S. Treasury yields and fundamental depreciations of the euro and the yen.

Investment Strategy

For purposes of pursuing its investment goal, the Fund regularly uses various currency-related derivative instruments, principally currency and cross currency forward contracts, but it may also use currency and currency index futures contracts. The Fund generally maintains significant positions in currency-related derivative instruments to implement its currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of these transactions may represent a large component of the Fund’s investment returns. The Fund may use derivative instruments to enhance returns, to obtain net long or net negative (short) exposure to selected currencies, or for hedging purposes. The Fund may also enter into various other derivatives, from time to time, including interest-rate and bond futures contracts and swap agreements (which may include credit default swaps and interest rate swaps).

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific priceonafuturedate.

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What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and, typically, a brokerage firm, bank or other financial institution (the swap counterparty). In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

Manager’s Discussion

During the period, the Fund was renamed Templeton Global Currency Fund and modified its investment goal and certain principal investment strategies. The Fund’s previous investment goal was to protect against depreciation of the U.S. dollar relative to other currencies. Effective August 19, 2016, the Fund’s new investment goal is to seek total return through investments that create exposure to global currencies. As a result, the Fund was significantly repositioned during June, July and August. We shifted into a number of select local-currency positions in emerging markets, closed specific developed currencies and added net-negative positions in the Japanese yen, the euro and the Australian dollar, achieved through currency forward contracts. Performance contributors and detractors for the period were affected by the repositioning.

Europe

Currency positions in Europe contributed to absolute and relative performance during the period. The Fund’s net-negative position in the euro, through the use of currency forward contracts, contributed to absolute return. On a relative basis, the Fund’s lack of exposure to the euro and the British pound contributed to relative performance.

Asia Pacific

Currency positions in Asia detracted from absolute and relative performance during the period. The Fund’s position in the South Korean won detracted from absolute performance. However, the Fund’s position in the Singapore dollar and its net-negative position in the Japanese yen, also through the use of currency forward contracts, contributed to absolute return. On a relative basis, the Fund’s overweighted position in the South Korean won detracted from relative return, while its overweighted position in the Singapore dollar contributed. The Fund’s underweighted position in the Australian dollar detracted, while its underweighted position in the Japanese yen had a largely neutral effect.

Americas

Currency positioning in the Americas detracted from absolute and relative performance during the period. The Fund’s exposure to the Mexican peso detracted from absolute return, while its exposure to the Brazilian real contributed. On a relative basis, the Fund’s overweighted position in the Mexican peso detracted, while its overweighted position in the Brazilian real contributed.

Currency Composition*

10/31/16

% of Total
Net Assets
Americas	115.9%
U.S. Dollar	72.0%
Mexican Peso	21.2%
Brazilian Real	15.5%
Colombian Peso	4.5%
Chilean Peso	2.7%
Asia Pacific	13.8%
Malaysian Ringgit	15.3%
Indonesian Rupiah	10.1%
Philippine Peso	4.8%
Thailand Baht	4.7%
Singapore Dollar	4.7%
Japanese Yen	(25.8%)
Middle East & Africa	4.8%
Ghanaian Cedi	4.8%
Australia & New Zealand	(8.5%)
Australian Dollar	(8.5%)
Europe	(26.0%)
Euro	(26.0%)

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

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Thank you for your continued participation in Templeton Global Currency Fund. We look forward to serving your future investment needs.

Please note that although the Fund’s Statement of Investments on page 13 of this report indicates the Fund held 25.9% of its total investments in U.S. dollar-denominated assets as of October 31, 2016, its net exposure to the U.S. dollar as of that date was +25.8%. The difference is explained by the Fund’s holdings of currency forward contracts (please see Statement of Investments on page 14 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar denominated instruments with “long” currency forward contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of October 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]
A
1-Year	-2.38%	-4.53%	-4.40%
5-Year	-18.45%	-4.43%	-4.08%
10-Year	+5.09%	+0.26%	+0.15%
Advisor
1-Year	-2.11%	-2.11%	-1.91%
5-Year	-17.39%	-3.75%	-3.39%
10-Year	+8.01%	+0.77%	+0.66%

	30-Day Standardized Yield[5]
Share Class	(with waiver)	(without waiver)
A	3.72%	3.38%
Advisor	4.06%	3.71%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

See page 9 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses[7]
Share Class	With Waiver	Without Waiver
A	1.28%	1.41%
Advisor	1.03%	1.16%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund’s assets are largely invested in foreign currencies, and therefore involve potential for significant gain or loss from currency exchange rate fluctuations. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investment in lower rated bonds include higher risk of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 8/18/17. The Fund also has a fee waiver associated with any investment it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: J.P. Morgan. The JPM 3 Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads), as applicable, on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 5/1/16	Value 10/31/16	5/1/16–10/31/16[1,2]	Value 10/31/16	5/1/16–10/31/16[1,2]	Ratio[2]

A	$1,000	$1,001.30	$6.09	$1,019.05	$6.14	1.21%
Advisor	$1,000	$1,002.50	$4.83	$1,020.31	$4.88	0.96%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Financial Highlights
Templeton Global Currency Fund
		Year Ended October 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$7.98	$8.97	$9.41	$9.54	$9.98
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.07)	(0.07)	(0.06)	(0.02)
Net realized and unrealized gains (losses)	(0.15)	(0.92)	(0.37)	(0.07)	(0.01)
Total from investment operations	(0.19)	(0.99)	(0.44)	(0.13)	(0.03)
Less distributions from net investment income and net foreign
currency gains	—	—	—	(—)[c]	(0.41)
Net asset value, end of year.	$7.79	$7.98	$8.97	$9.41	$9.54

Total return[d]	(2.38)%	(11.04)%	(4.68)%	(1.36)%	(0.13)%

Ratios to average net assets
Expenses before waiver and payments by affiliates and expense
reduction	1.47%	1.20%	1.15%	1.07%	1.06%
Expenses net of waiver and payments by affiliates and expense
reduction	1.19%	1.14%	1.11%	1.07%[e]	1.06%
Net investment income (loss)	(0.47)%	(0.86)%	(0.73)%	(0.61)%	(0.17)%

Supplemental data
Net assets, end of year (000’s)	$47,290	$81,638	$173,792	$265,152	$376,926

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Templeton Global Currency Fund (continued)
		Year Ended October 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$8.07	$9.05	$9.47	$9.56	$10.01
Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)	(0.05)	(0.04)	(0.03)	0.01
Net realized and unrealized gains (losses)	(0.16)	(0.93)	(0.38)	(0.06)	(0.02)
Total from investment operations	(0.17)	(0.98)	(0.42)	(0.09)	(0.01)
Less distributions from net investment income and net foreign
currency gains	—	—	—	(—)[c]	(0.44)
Net asset value, end of year.	$7.90	$8.07	$9.05	$9.47	$9.56

Total return	(2.11)%	(10.83)%	(4.44)%	(0.94)%	0.08%

Ratios to average net assets
Expenses before waiver and payments by affiliates and expense
reduction	1.20%	0.94%	0.87%	0.79%	0.78%
Expenses net of waiver and payments by affiliates and expense
reduction	0.92%	0.88%	0.83%	0.79%[d]	0.78%
Net investment income (loss)	(0.20)%	(0.60)%	(0.45)%	(0.33)%	0.11%

Supplemental data
Net assets, end of year (000’s)	$15,696	$25,629	$59,660	$104,673	$150,025

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dBenefit of expense reduction rounds to less than 0.01%.

12 Annual Report | The accompanying notes are an integral part of these financial statements.

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Statement of Investments, October 31, 2016
Templeton Global Currency Fund
	Principal
	Amount			Value

Foreign Government and Agency Securities 71.7%
Colombian Tes Corto Plazo, Strip, 6/13/17	9,000,000,000		COP	$2,862,910
Government of Ghana,
26.00%, 6/05/17.	6,080,000		GHS	1,546,189
25.40%, 7/31/17.	5,700,000		GHS	1,447,986
Government of Indonesia,
FR28, 10.00%, 7/15/17	42,800,000,000		IDR	3,361,379
senior note, 6.25%, 4/15/17	38,870,000,000		IDR	2,981,236
Government of Malaysia,
senior bond, 3.814%, 2/15/17	12,600,000		MYR	3,016,131
senior note, 3.394%, 3/15/17	9,800,000		MYR	2,344,945
Government of the Philippines,
senior note, 7.00%, 3/31/17	70,000,000		PHP	1,470,173
senior note, 3-21, 2.875%, 5/22/17	75,000,000		PHP	1,556,201
Government of Thailand, senior note, 3.25%, 6/16/17	103,000,000		THB	2,972,028
Letra Tesouro Nacional, Strip, 7/01/17	17,700	[a]	BRL	5,116,840
[b] Mexico Treasury Bill,
1/19/17	9,600,000	[c]	MXN	5,032,105
2/02/17	7,415,000	[c]	MXN	3,879,194
Nota Do Tesouro Nacional, senior note, 10.00%, 1/01/17	14,900	[a]	BRL	4,638,174
[b] Singapore Treasury Bill, 11/01/16	4,115,000		SGD	2,957,984
Total Foreign Government and Agency Securities (Cost $45,385,551)				45,183,475

	Shares

Money Market Funds (Cost $16,280,822) 25.9%
[d,e] Institutional Fiduciary Trust Money Market Portfolio	16,280,822			16,280,822
Total Investments (Cost $61,666,373) 97.6%				61,464,297
Other Assets, less Liabilities 2.4%.				1,521,703
Net Assets 100.0%				$62,986,000

aPrincipal amount is stated in 1,000 Brazilian Real Units.
bThe security was issued on a discount basis with no stated coupon rate.
cPrincipal amount is stated in 10 Mexican Peso Units.
dNon-income producing.
eSee Note 3(f) regarding investments in affiliated management investment companies.

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STATEMENT OF INVESTMENTS

Templeton Global Currency Fund (continued)

At October 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	176,764,000	$267,217	11/28/16	$2,808	$—
Euro	JPHQ	Sell	4,327,345	4,900,000	11/29/16	144,606	—
Euro	CITI	Sell	6,248,631	6,990,000	12/02/16	122,201	—
Chilean Peso	CITI	Buy	475,650,000	700,000	12/07/16	26,160	—
Mexican Peso	DBAB	Buy	83,836,169	4,337,101	12/16/16	81,931	—
Mexican Peso	DBAB	Sell	83,836,169	4,499,580	12/16/16	80,548	—
Australian Dollar	CITI	Sell	2,069,605	1,570,000	1/30/17	—	(1,337)
Chilean Peso	DBAB	Buy	189,295,000	281,542	1/30/17	6,215	—
Euro	CITI	Sell	4,332,346	4,750,114	1/30/17	—	(25,998)
Japanese Yen	CITI	Sell	489,391,420	4,900,000	1/30/17	215,216	—
Chilean Peso	DBAB	Buy	283,941,000	425,690	1/31/17	5,908	—
Malaysian Ringgit.	HSBK	Buy	17,816,100	4,351,971	1/31/17	—	(117,975)
Mexican Peso	JPHQ	Buy	13,066,100	706,887	2/22/17	—	(23,361)
Australian Dollar	JPHQ	Sell	2,070,549	1,570,000	2/28/17	—	(1,058)
Japanese Yen	JPHQ	Sell	488,755,890	4,900,000	2/28/17	215,285	—
Australian Dollar	CITI	Sell	2,940,390	2,200,000	3/02/17	—	(30,965)
Japanese Yen	CITI	Sell	715,868,800	6,980,000	3/02/17	117,803	—
Mexican Peso	MSCO	Buy	73,028,700	3,710,620	8/07/17	37,620	—
Total Forward Exchange Contracts						$1,056,301	$(200,694)
Net unrealized appreciation (depreciation)						$855,607

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 27.

14 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN TEMPLETON GLOBAL TRUST

Financial Statements

Statement of Assets and Liabilities
October 31, 2016

Templeton Global Currency Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$45,385,551
Cost - Non-controlled affiliates (Note 3f)	16,280,822
Total cost of investments	$61,666,373
Value - Unaffiliated issuers	$45,183,475
Value - Non-controlled affiliates (Note 3f)	16,280,822
Total value of investments	61,464,297
Cash	560,000
Restricted Cash (Note 1d)	180,000
Foreign currency, at value (cost $94,365)	94,372
Receivables:
Capital shares sold	58,294
Interest	604,535
Affiliates	78,478
Unrealized appreciation on OTC forward exchange contracts	1,056,301
Other assets.	19
Total assets	64,096,296
Liabilities:
Payables:
Capital shares redeemed	94,120
Distribution fees	10,036
Transfer agent fees	22,768
Due to brokers	740,000
Unrealized depreciation on OTC forward exchange contracts	200,694
Accrued expenses and other liabilities	42,678
Total liabilities	1,110,296
Net assets, at value.	$62,986,000
Net assets consist of:
Paid-in capital.	$71,861,721
Accumulated net investment loss	(1,032,715)
Net unrealized appreciation (depreciation)	653,744
Accumulated net realized gain (loss)	(8,496,750)
Net assets, at value.	$62,986,000
Class A:
Net assets, at value.	$47,289,844
Shares outstanding	6,069,274
Net asset value per share[a]	$7.79
Maximum offering price per share (net asset value per share ÷ 97.75%)	$7.97
Advisor Class:
Net assets, at value.	$15,696,156
Shares outstanding	1,987,348
Net asset value and maximum offering price per share	$7.90

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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The accompanying notes are an integral part of these financial statements. | Annual Report 15

FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended October 31, 2016

Templeton Global Currency Fund

Investment income:
Interest	$622,543
Expenses:
Management fees (Note 3a)	560,079
Distribution fees: (Note 3c)
Class A	175,481
Transfer agent fees: (Note 3e)
Class A	157,689
Advisor Class.	48,171
Custodian fees (Note 4)	8,014
Reports to shareholders	34,685
Registration and filing fees	55,354
Professional fees	148,569
Trustees’ fees and expenses	3,238
Other	11,370
Total expenses.	1,202,650
Expense reductions (Note 4)	(503)
Expenses waived/paid by affiliates (Note 3f and 3g)	(234,390)
Net expenses.	967,757
Net investment income (loss)	(345,214)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	825,234
Foreign currency transactions	(5,081,434)
Net realized gain (loss)	(4,256,200)
Net change in unrealized appreciation (depreciation) on:
Investments	(187,298)
Translation of other assets and liabilities
denominated in foreign currencies	1,897,818
Net change in unrealized appreciation (depreciation)	1,710,520
Net realized and unrealized gain (loss)	(2,545,680)
Net increase (decrease) in net assets resulting from operations	$(2,890,894)

16 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN TEMPLETON GLOBAL TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Currency Fund

	Year Ended October 31,
	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(345,214)	$(1,185,179)
Net realized gain (loss)	(4,256,200)	(23,287,336)
Net change in unrealized appreciation (depreciation)	1,710,520	4,039,337
Net increase (decrease) in net assets resulting from operations.	(2,890,894)	(20,433,178)
Capital share transactions: (Note 2)
Class A	(32,091,151)	(76,655,694)
Advisor Class	(9,298,772)	(29,095,794)
Total capital share transactions	(41,389,923)	(105,751,488)
Net increase (decrease) in net assets.	(44,280,817)	(126,184,666)
Net assets:
Beginning of year	107,266,817	233,451,483
End of year	$62,986,000	$107,266,817
Accumulated net investment loss included in net assets:
End of year	$(1,032,715)	$(643,016)

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The accompanying notes are an integral part of these financial statements. | Annual Report 17

FRANKLIN TEMPLETON GLOBAL TRUST

Notes to Financial Statements

Templeton Global Currency Fund

1. Organization and Significant Accounting Policies

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Global Currency Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Effective August 19, 2016, Templeton Hard Currency Fund was renamed as Templeton Global Currency Fund and modified its investment goal and certain principal investment strategies.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

18 Annual Report

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information

d. Restricted Cash

At October 31, 2016, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian / counterparty broker and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with

20 Annual Report

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund, enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

			Year Ended October 31,
		2016		2015
	Shares		Amount	Shares	Amount
Class A Shares:
Shares sold.	1,197,952		$9,298,741	2,006,884	$16,725,379
Shares redeemed	(5,359,919)		(41,389,892)	(11,145,689)	(93,381,073)
Net increase (decrease)	(4,161,967)	$(32,091,151)		(9,138,805)	$(76,655,694)
Advisor Class Shares:
Shares sold.	714,338		$5,561,765	927,639	$7,845,862
Shares redeemed	(1,904,266)		(14,860,537)	(4,345,295)	(36,941,656)
Net increase (decrease)	(1,189,928)		$(9,298,772)	(3,417,656)	$(29,095,794)

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.600%	In excess of $500 million

For the year ended October 31, 2016, the annualized effective investment management fee rate was 0.650% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board has adopted a reimbursement distribution plan for Class A pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.45% per year of its average daily net assets. Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
brokers/dealers	$1,740
CDSC retained	$—

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

22 Annual Report

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

For the year ended October 31, 2016, the Fund paid transfer agent fees of $205,860, of which $79,486 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees. During the year ended October 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	76,693,170	32,441,684	(92,854,032)	16,280,822	$16,280,822	$ –	$ –	0.1%

g. Waiver and Expense Reimbursements

Effective August 19, 2016, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A and Advisor Class of the Fund do not exceed 0.90% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 18, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended October 31, 2016, the custodian fees were reduced as noted in the the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At October 31, 2016, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$276,805
2019	63,831
Captial loss carryforwards not subject to expiration:
Short term	6,693,163
Long term	1,462,951
Total capital loss carryforwards	$8,496,750

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

5. Income Taxes (continued)

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$61,725,510

Unrealized appreciation	$340,291
Unrealized depreciation	(601,504)
Net unrealized appreciation (depreciation)	$(261,213)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended October 31, 2016, such reclassifications were as follows:

Paid-in Capital.	$(4,034,027)
Undistributed net investment loss	$(47,021)
Accumulated net realized gain.	$4,081,048

6. Investment Transactions

There were no purchases or sales of investments (other than short term securities) for the year ended October 31, 2016.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Other Derivative Information

At October 31, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Statement of		Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC	$1,056,301	Unrealized depreciation on OTC	$200,694
	forward exchange contracts		forward exchange contracts

24 Annual Report

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

For the year ended October 31, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss) for	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	the Year	Operations Locations	for the Year

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Foreign exchange contracts	Foreign currency transactions	$(4,964,426)[a]	Translation of other assets	$1,900,704	[a]
and liabilities denominated
in foreign currencies

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the year ended October 31, 2016, the average month end fair value of derivatives represented 3.3% of average month end net assets. The average month end number of open derivative contracts for the period was 16.

At October 31, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$1,056,301	$200,694

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At October 31, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a]	Received[b]	than zero)
Counterparty
CITI	$481,380	$(58,300)	$—	$(423,080)	$—
DBAB	177,410	—	—	(177,410)	—
HSBC	—	—	—	—	—
JPHQ.	359,891	(24,419)	(318,302)	—	17,170
MSCO	37,620	—	—	—	37,620
Total	$1,056,301	$(82,719)	$(318,302)	$(600,490)	$54,790

a At October 31, 2016, the Fund received Federal Home Loan Mortgage Corp. Bonds as collateral for derivatives.
b In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateral-
ization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

8. Other Derivative Information (continued)

At October 31, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross
	Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
CITI	$58,300	$(58,300)	$—	$—	$—
DBAB	—	—	—	—	—
HSBC	117,975	—	—	—	117,975
JPHQ	24,419	(24,419)	—	—	—
MSCO	—	—	—	—	—
Total.	$200,694	$(82,719)	$—	$—	$117,975

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 27.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the year ended October 31, 2016, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Global Currency Fund (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$45,183,475	$—	$45,183,475
Money Market Funds	16,280,822	—	—	16,280,822
Total Investments in Securities	$16,280,822	$45,183,475	$—	$61,464,297

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,056,301	$—	$1,056,301

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$200,694	$—	$200,694

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency
CITI	Citigroup, N.A.	BRL	Brazilian Real
DBAB	Deutsche Bank AG	COP	Colombian Peso
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PHP	Philippine Peso
		SGD	Singapore Dollar
		THB	Thailand Baht

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton Global Currency Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Currency Fund (formerly Templeton Hard Currency Fund) (hereafter referred to as the "Fund") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 16, 2016

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton
Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1993	143	Bar-S Foods (meat packing company)
300 S.E. 2nd Street				(1981-2010).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Ann Torre Bates (1958)	Trustee	Since	42	Ares Capital Corporation (specialty
300 S.E. 2nd Street		August 2016		finance company) (2010-present),
Fort Lauderdale, FL 33301-1923				United Natural Foods, Inc. (distributor
of natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services)
(2003-2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Mary C. Choksi (1950)	Trustee	Since	137	Avis Budget Group Inc. (car rental)
One Franklin Parkway		October 2016		(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
communications services)
(2011-present) and H.J. Heinz
Company (processed foods and allied
products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment
Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Lead	Trustee	143	Hess Corporation (exploration and
300 S.E. 2nd Street	Independent	since 2005		refining of oil and gas) (1993-present),
Fort Lauderdale, FL 33301-1923	Trustee	and Lead		Canadian National Railway (railroad)
		Independent		(2001-present), White Mountains
		Trustee		Insurance Group, Ltd. (holding
		since August		company) (2004-present), RTI
		2016		International Metals, Inc. (manufacture
and distribution of titanium)
(1999-2015) and H.J. Heinz Company
(processed foods and allied products)
(1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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Independent Board Members (continued)

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

J. Michael Luttig (1954)	Trustee	Since 2009	143	Boeing Capital Corporation (aircraft
300 S.E. 2nd Street				financing) (2006-2013).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

David W. Niemiec (1949)	Trustee	Since	42	Emeritus Corporation (assisted living)
300 S.E. 2nd Street		August 2016		(1999-2010) and OSI Pharmaceuticals,
Fort Lauderdale, FL 33301-1923				Inc. (pharmaceutical products)
				(2006-2010).
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer,
Dillon, Read & Co. Inc. (1982-1997).

Larry D. Thompson (1945)	Trustee	Since 2007	143	The Southern Company (energy
300 S.E. 2nd Street				company) (2014-present; previously
Fort Lauderdale, FL 33301-1923				2010-2012), Graham Holdings
				Company (education and media
				organization) (2011-present) and
				Cbeyond, Inc. (business
				communications provider)
				(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present;
previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

Constantine D.	Trustee	Since	26	None
Tseretopoulos		August 2016
(1954)
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly, Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).

Robert E. Wade (1946)	Trustee	Since	42	El Oro Ltd (investments)
300 S.E. 2nd Street		August 2016		(2003-present).
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

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Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	159	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Since 2013	143	None
One Franklin Parkway	the Board and
San Mateo, CA 94403-1906	Trustee
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway	– AML	May 2016
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Christopher J. Molumphy	President	Since 2010	Not Applicable	Not Applicable
(1962)	and Chief
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Mark H. Otani (1968)	Treasurer,	Since	Not Applicable	Not Applicable
One Franklin Parkway	Chief	October
San Mateo, CA 94403-1906	Financial	2016
Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin
Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Vice	Vice	Not Applicable	Not Applicable
300 S.E. 2nd Street	President	President
Fort Lauderdale, FL 33301-1923	and	since 2011
	Secretary	and
Secretary
since
October
2016
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director ofFranklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective August 19, 2016, John B. Wilson ceased to be a trustee of the Trust.
Note 4: Effective November 1, 2016, Frank A. Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since August 2016. She currently serves as a director of Ares Capital Corporation (2010-present) and
United Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied
Capital Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and
Treasurer of US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since August 2016, currently serves as an Advisor to
Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and
OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and
Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr.
Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $45,357 for the fiscal year ended October 31, 2016 and $43,511 for the fiscal year ended October 31, 2015.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2016 and $34 for the fiscal year ended October 31, 2015.  The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $436,180 for the fiscal year ended October 31, 2016 and $490,971 for the fiscal year ended October 31, 2015. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessments, and review of system processes related to fixed income securities.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $436,180 for the fiscal year ended October 31, 2016 and $491,005 for the fiscal year ended October 31, 2015.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 27, 2016

By /s/ Mark H. Otani

   Mark H. Otani

Chief Financal Officer and

Chief Accounting Officeron

Date  December 27, 2016